UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust
(BQY)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—4.6%
117,200	Foster’s Group Ltd.	$403,032
64,700	National Australia Bank Ltd.	763,091
126,100	Santos Ltd.	1,130,726
84,400	TABCORP Holdings Ltd.	348,694
37,350	Wesfarmers Ltd.	363,071

		3,008,614

	Canada—4.0%
25,500	Bank of Montreal	691,437
14,100	Bank of Nova Scotia	341,160
16,000	Enbridge, Inc.	525,048
7,700	National Bank of Canada	214,878
30,600	Royal Bank of Canada	758,855
4,600	Suncor Energy, Inc.	88,192

		2,619,570

	Denmark—0.5%
32,400	Danske Bank A/S	325,369

	Finland—1.2%
19,200	Kesko Oyj, B Shares	471,970
27,000	Nokia Oyj	330,924

		802,894

	France—4.0%
15,000	AXA S.A.	236,232
11,700	Bouygues	398,417
4,500	Schneider Electric S.A.	284,773
5,300	Societe Generale	221,606
17,200	Total S.A.	857,149
18,200	Vinci S.A.	620,806

		2,618,983

	Germany—2.1%
2,900	Allianz SE	243,148
11,000	BASF SE	318,658
15,200	SAP AG	534,046
5,000	Siemens AG	281,558

		1,377,410

	Hong Kong—3.8%
71,000	Esprit Holdings Ltd.	376,871
22,600	Hang Seng Bank Ltd.	272,110
204,500	HongKong Electric Holdings	1,197,802
191,000	Hopewell Holdings	625,955

		2,472,738

	Italy—1.8%
42,400	Eni S.p.A.	896,810
83,000	Intesa Sanpaolo S.p.A.	261,578

		1,158,388

	Japan—5.3%
11,700	Canon, Inc.	319,246
53,000	Mitsui & Co. Ltd.	553,068
150,000	Mitsui Mining & Smelting Co. Ltd.	269,609
600	Nintendo Co. Ltd.	186,009
15,000	Oracle Corp.	597,016
53,000	Ricoh Co. Ltd.	646,795
42,000	Sharp Corp.	311,826
17,300	Toyota Motor Corp.	556,509

		3,440,078

	Netherlands—0.6%
29,100	Royal KPN N.V.	387,335

	Portugal—0.6%
44,000	Portugal Telecom SGPS S.A.	355,283

	Singapore—0.9%
212,000	Singapore Petroleum Co. Ltd.	339,218
177,000	Singapore Technologies Engineering Ltd.	263,761

		602,979

	Spain—2.3%
44,433	Banco Santander S.A.	357,003
15,000	Endesa S.A.	461,983

Shares	Common Stocks	Value

	Spain— (cont’d)
32,600	Indra Sistemas S.A.	$655,072

		1,474,058

	Sweden—3.7%
16,000	Axfood AB	303,210
15,300	Hennes & Mauritz AB	590,386
27,300	Ratos AB, B Shares	352,023
108,000	Scania AB, B Shares	867,223
63,000	TeliaSonera AB	276,267

		2,389,109

	Switzerland—0.9%
16,000	Nestle S.A.	552,949

	United Kingdom—9.1%
18,000	AstraZeneca Plc	693,616
73,000	BP Plc	516,989
17,300	British American Tobacco Plc	474,361
64,100	GlaxoSmithKline Plc	1,130,527
71,200	HSBC Holdings Plc	552,422
193,500	Rentokil Initial Plc	118,628
5,700	Rio Tinto Plc	122,492
46,300	Royal Dutch Shell Plc, A Shares	1,140,868
69,183	Scottish & Southern Energy Plc	1,189,580

		5,939,483

	United States—52.2%
7,100	3M Co.	381,909
14,625	Abbott Laboratories	810,810
80,725	Altria Group, Inc.	1,335,191
28,000	Ameren Corp.	931,000
110,480	AT&T Inc.	2,720,018
12,400	Automatic Data Processing, Inc.	450,492
47,200	Bank of America Corp.	310,576
49,500	Bristol-Myers Squibb Co.	1,059,795
17,800	CenturyTel, Inc.	483,092
12,800	Chevron Corp.	902,656
17,000	Coca-Cola Co. (The)	726,240
24,600	Consolidated Edison, Inc.	1,002,450
18,800	Eli Lilly & Co.	692,216
45,200	Emerson Electric Co.	1,478,040
14,400	Equity Residential (REIT)	344,592
35,800	ExxonMobil Corp.	2,737,984
76,100	General Electric Co.	923,093
8,500	Harley-Davidson, Inc.	103,530
37,600	Health Care REIT, Inc.	1,421,656
27,900	Hewlett-Packard Co.	969,525
10,400	Home Depot, Inc.	223,912
12,700	Hospitality Properties Trust (REIT)	170,434
56,300	Intel Corp.	726,270
16,400	International Business Machines Corp.	1,503,060
9,300	Johnson & Johnson	536,517
25,000	Kimco Realty Corp. (REIT)	359,500
16,108	Kraft Foods, Inc.	451,829
10,800	Liberty Property Trust (REIT)	216,000
23,000	McDonald’s Corp.	1,334,460
25,000	Merck & Co., Inc.	713,750
25,500	Microchip Technology, Inc.	483,735
79,700	Microsoft Corp.	1,362,870
34,400	Nationwide Health Properties, Inc. (REIT)	878,232
13,150	PepsiCo, Inc.	660,525
38,300	Pfizer, Inc.	558,414
32,300	Philip Morris International, Inc.	1,199,945
12,600	Reynolds American, Inc.	481,068
8,500	Rohm & Haas Co.	469,115
13,800	United Technologies Corp.	662,262
12,100	Wal-Mart Stores, Inc.	570,152
30,100	Wells Fargo & Co.	568,890

		33,915,805

	Total Long-Term Investments (Cost—$79,608,539)—97.6%	63,441,045

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust
(BQY)
(Percentages shown are based on Net Assets)

Shares	Short-Term Securities	Value

	Money Market Fund—2.4%
	BlackRock Liquidity Funds, TempFund, 1.25%(a)(b)
1,581,210	(Cost—$1,581,210)	$1,581,210

	Total Investments (Cost—$81,189,749*)—100.0%	65,022,255
	Other Assets in Excess of Liabilities—0.0%	24,078

	Net Assets—100.0%	$65,046,333

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$81,238,000

Gross unrealized appreciation	$6,109,790
Gross unrealized depreciation	(22,325,535)

Net unrealized depreciation	$(16,215,745)

(a)	Represents current yield as of report date.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,581,210	$1,892

•	Forward foreign exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

USD	4,936	CAD	6,000	2/02/09	$43
USD	6,557	EUR	5,000	2/02/09	155

Total					$198

KEY TO ABBREVIATIONS

CAD — Canadian Dollar
EUR — Euro
REIT — Real Estate Investment Trust
USD — U.S. Dollar

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Assets

Level 1	$38,116,585	$—
Level 2	26,905,670	198
Level 3	—	—

Total	$65,022,255	$198

**	Other financial instruments are forward foreign exchange contracts.

JANUARY 31, 2009	2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: March 25, 2009